Note 4. Related Party Transactions Not Disclosed Elsewhere: Schedule of Related Party Debt as March 31, 2015 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Tables/Schedules
Schedule of Related Party Debt as March 31, 2015

	March 31, 2015	December 31, 2014
Beginning balance	$-	$161,729
Increase due to payments made on behalf of the company	$-	$21,625
Less March 24, 2014 conversion to convertible note	$-	$(40,000)
Less December 15, 2014 conversion to promissory note	$-	$(22,375)
Obligation transferred to unrelated party	$-	$(120,979)
Total	-	-
Less current portion	-	-
Due after one year	$-	$-

	2014	2013
Beginning balance	$161,729	$119,779
Increase due to payments made on behalf of the company	$21,625	$41,950
Less March 24, 2014 conversion to convertible note	$(40,000)	$-
Less December 15, 2014 conversion to promissory note	$(22,375)	$-
Obligation transferred to unrelated party	$(120,979)	$-
Total	-	161,729
Less current portion	-	(161,729)
Due after one year	$-	$-